Document and Entity Information	Mar. 30, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001645666
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Kezar Life Sciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38542
Entity Tax Identification Number	47-3366145
Entity Address, Address Line One	4000 Shoreline Court
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	822-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	KZR
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ